Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select Overseas Fund
Supplement dated December 20, 2017 to the
Prospectus dated February 1, 2017 and the
Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on December 12, 2017, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) was removed as co-Subadviser to the Overseas Fund. All references to J.P. Morgan in the Prospectus are, therefore, deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Overseas Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock
MASSMUTUAL SELECT FUNDS
MassMutual Select Overseas Fund
Supplement dated December 20, 2017 to the
Prospectus dated February 1, 2017 and the
Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on December 12, 2017, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) was removed as co-Subadviser to the Overseas Fund. All references to J.P. Morgan in the Prospectus are, therefore, deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE